VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Dec. 31, 2020 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2021	$ 17,100
2022	17,100
2023	17,100
2024	12,884
2025	0
2026+	0
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025	0
2026+	0
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025	0
2026+	0
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
2021	17,100
2022	17,100
2023	17,100
2024	17,147
2025	1,452
2026+	0
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
2021	80,203
2022	0
2023	0
2024	0
2025	0
2026+	0
CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
2021	0
2022	68,621
2023	0
2024	0
2025	0
2026+	0
COSCO Shipping Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2021	9,903
2022	9,932
2023	9,951
2024	9,979
2025	9,982
2026+	12,499
China State Shipbuilding Corporation, CSSC | Hilli
Variable Interest Entity [Line Items]
2021	102,874
2022	99,645
2023	96,416
2024	93,265
2025	89,958
2026+	190,590
AVIC International Lessor Agreement | Golar Bear
Variable Interest Entity [Line Items]
2021	13,923
2022	13,490
2023	13,058
2024	12,635
2025	12,193
2026+	$ 14,081